20. Employees benefits (Details 5)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
G1 Plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Discount rate - actual rate (NTN-B)	3.37%	4.91%	5.35%
Inflation rate	3.50%	4.01%	3.96%
Expected rate of return on assets	6.99%	9.12%	9.52%
Nominal rate of salary growth	5.57%	6.09%	6.04%
Mortality table	AT-2000	AT-2000	AT-2000
G0 Plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Discount rate - actual rate (NTN-B)	3.36%	4.84%	5.30%
Inflation rate	3.50%	4.01%	3.96%
Expected rate of return on assets
Nominal rate of salary growth	5.57%	6.09%	6.04%
Mortality table	AT-2000	AT-2000	AT-2000